Long-Term Investments	12 Months Ended
Dec. 31, 2023
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS

Note 12 — LONG-TERM INVESTMENTS

As of December 31, 2023, and 2022, the balance of long-term investment amounted to nil and $7,249,319, respectively. As of December 31, 2023, early redemption of outstanding long-term investments and no new long-term investments. As of December 31, 2022, long-term investments consist of investments in structured deposits issued by a commercial bank. All the long-term investments have a stated maturity of more than 12 months and pay the prospective rate of 3.33%. The Company recorded interest income on these investments of 133,818 and $92,491 for the year ended December 31, 2023 and 2022, respectively.